Business Activity	12 Months Ended
Dec. 31, 2024
Business Activity [Abstract]
Business activity
1.	Business activity

Fusion Fuel Green plc (the “Parent” or “Company”) was incorporated in Ireland on April 3, 2020. The Company and its subsidiaries are collectively referred to as the “Group”. The registered office of the Company is The Victorians, 15-18 Earlsfort Terrace, Saint Kevin’s, Dublin 2, D02 YX28, Ireland.

The Company is a leading provider of full-service energy engineering and advisory solutions, specializing in green hydrogen and industrial gas applications. Through its two operating companies, Fusion Fuel offers a broad portfolio of services, including the design, supply, installation, and maintenance of energy systems, as well as the transport and distribution of liquefied petroleum gas. The Company serves a diverse customer base spanning commercial buildings, mixed-use developments, heavy industries, and food service sectors, while continuing to drive innovation in the renewable energy space. Fusion Fuel is committed to advancing the global energy transition by delivering sustainable, efficient, and reliable energy solutions.

The business activity of the Group changed significantly in the final two months of the reporting period, December 31, 2024. For the majority of the year, the Group’s mission was to produce hydrogen with zero carbon emissions, thereby contributing to a future of sustainable and affordable clean energy and the reversal of climate change. The hydrogen was produced using renewable energy resulting in zero carbon emissions (“Green Hydrogen”) with components built in-house and using the know-how and accumulated experience of its team’s strategic and continuous investment in research and development (“R&D”) around solar technologies.

The Company has a well-established risk management process which is managed through its management team, finance committee and board of directors. The key risks are evaluated throughout the period with key business leaders tasked to manage each risk as required. These risks are assessed through a risk matrix which evaluates each risk’s impact and likelihood.

Company history

The 2020 Merger

On June 6, 2020, the Company entered into a business combination agreement (“the Transaction”) with the shareholders of HL Acquisitions Corp., a British Virgin Islands business company (“HL”), a publicly-held special purpose acquisition company, and Fusion Welcome – Fuel S.A (“Fusion Fuel”), a private limited company domiciled in Portugal. On August 19, 2020, the terms of the initial Transaction were amended and finalised. The shareholders of both HL and Fusion Fuel agreed to exchange their interests for new ordinary shares in the share capital of the Company, with Fusion Fuel considered the accounting acquirer and predecessor entity.

Prior to the Transaction discussed above, the Company was a newly formed shell with no active trade or business, and all relevant assets, liabilities, income and expenses were borne by Fusion Fuel, the continuing entity in the merger.

On December 10, 2020, the Transaction was consummated (the “acquisition date”). As part of the Transaction, the former shareholders of HL received 7,033,356 Class A ordinary shares and 8,250,000 warrants to purchase Class A ordinary shares at an exercise price of $11.50 (the “HL warrants”) of the Company. The shareholders of Fusion Fuel received 2,125,000 Class B ordinary shares and warrants to purchase 2,125,000 Class A ordinary shares at an exercise price of $11.50 per share (the “FF warrants”). Unexercised warrants expire five years from the date of the close of the Transaction.

Because HL was not considered a business, the Transaction was not accounted for as a business combination, and instead was accounted for as a reverse recapitalisation, whereby Fusion Fuel issued shares in exchange for the net assets of HL represented by cash, which had a value of approximately $54 million (approximately €44.4 million) upon closing of the Transaction, and its listed status. The excess of the fair value of the equity instruments issued by the Company over the identifiable net assets of HL represents payment for the listing status and was recorded as a listing expense in the income statement under IFRS 2 Share-based Payment.

Immediately following the acquisition date, the Company completed a private equity placement with accredited investors (the “PIPE Investors”) for the sale of 2,450,000 Class A ordinary shares at a price of $10.25 per share, with gross proceeds of approximately $25.1 million (approximately €20.7 million).

At the acquisition date, the Company became the ultimate legal parent of Fusion Fuel and HL. The Company’s Class A ordinary shares are traded on the NASDAQ Global Market under the ticker symbol HTOO and its warrants are traded under the ticker symbol HTOOW. The Company’s Class B shares were not publicly traded.

The consolidated financial statements are prepared as a continuation of the financial statements of Fusion Fuel, the accounting acquirer, adjusted to reflect the legal capital structure of the legal parent/accounting acquiree (Fusion Fuel Green PLC).

The Earn-Out

Pursuant to the business combination agreement, the parties agreed to a potential additional equity payment to certain former shareholders of Fusion Fuel who became service providers to the Company. Under this arrangement, these persons were eligible to receive additional share-based payment awards of up to 1,137,000 Class A ordinary shares and 1,137,000 warrants to purchase Class A ordinary shares at an exercise price of $11.50 based upon the execution of contracts for certain value-accretive hydrogen purchase agreements on or before June 30, 2022, depending on the value of those contracts.

The additional consideration could have been earned as follows:

●	40% upon signing of power purchase agreements (Hydrogen purchase agreements) with certain identified counterparties having an expected net present value of at least $61 million.

●	20% upon commencement of operations under one of these hydrogen purchase agreements.

●	40% upon successfully completing 90 days of operations at 95% of planned capacity under one of these hydrogen agreements.

As these awards were dependent on future service to be provided to the Company, the Company considered them to be service awards under IFRS 2 and classified them as equity-settled share-based payments. The number of shares and warrants likely to be awarded were estimated at the reporting date, measured at grant-date fair value, and recorded as a cost to the income statement on a straight-line basis over the period from grant to expected delivery of contracts, initially estimated to be June 30, 2022. The potential outstanding equity awards under this arrangement expired June 30, 2022 and none of the required conditions were met.

Group expansion

During 2021, the Group increased its global footprint by entering into a joint venture agreement in Spain and incorporating entities in Australia and the United States. In July 2021, the Company entered into a new 50/50 joint venture through Fusion Fuel Spain S.L. (“FFS” or the “JV”) with two unrelated parties to source, promote and develop projects in the green hydrogen sector using the Company’s solar green hydrogen technology. Under the terms of the JV, the three parties contributed combined equity of €3,000. In addition, the Company agreed to fund a non-recourse five-year participating loan to the JV to finance its growth and working capital. In December 2024, the Company completed the sale of its remaining interest in the JV as part of a strategic realignment. Further details on the sale of the JV are provided under recent developments below.

Financing facility – 2023

On November 27, 2023, the Parent entered into an agreement for financing of up to $20 million of senior convertible notes with Belike Nominees Pty Ltd., a Macquarie Group entity. This facility has a two-year term and it’s expected that amounts will be drawn down in tranches. The first tranche amounted to $1.15 million and was drawn down on May 7, 2024.

2024 Developments

The following major developments occurred during the reporting period:

Subscription agreement - Hydrogenial S.A.

On August 28, 2024, the Company entered into a Subscription Agreement with Hydrogenial S.A. ("Hydrogenial" or the "Investor") for a $33.5 million investment, involving the purchase of 43,790,850 Class A shares and warrants for an additional 13,137,254 shares. The Investor failed to fund the transaction by the contractual closing date of September 30, 2024. The funding deadline was subsequently extended to October 25, 2024, at which date, the investor failed to fund.

On November 6, 2024, the Company’s subsidiary, Fusion Fuel Portugal, filed a €27 million damages claim against Hydrogenial’s CEO, in the Lisbon civil court, citing financial misrepresentation and the resulting pending insolvency of Fusion Fuel Portugal (see below). Despite the claim and insolvency, the Investor’s funding obligation remains in effect and management continue to have active discussions regarding the funding of the subscription agreement.

Insolvency of operating subsidiary, Fusion Fuel Portugal, S.A.

On November 11, 2024, Fusion Fuel Portugal, S.A. (“Fusion Fuel Portugal”), a wholly owned subsidiary of Fusion Fuel Green PLC, filed for insolvency in the civil court of Sintra, Portugal under process number 17685/24.5T8 SNT. In accordance with Portuguese insolvency law, a court-appointed insolvency administrator was assigned to the case on November 14, 2024. Upon appointment, the insolvency administrator assumed full legal and operational control of Fusion Fuel Portugal, including responsibility for determining the course of action for the company and its creditors.

As a result, Parent no longer controls Fusion Fuel Portugal and has deconsolidated the subsidiary from the Group’s financial statements effective from November 11, 2024. Under Portuguese law, the Group (being a foreign parent company) is no longer responsible for the financial obligations or potential legal claims arising from the activities of Fusion Fuel Portugal following the commencement of the insolvency proceedings.

Prior to the insolvency filing, Fusion Fuel Portugal operated as a key intermediate holding company within the Group’s organisational structure and held 100% ownership of several subsidiaries, listed in table (b) of note 32. As Fusion Fuel Portugal was the direct parent of these entities, the Group’s control over them was exercised indirectly through its ownership of Fusion Fuel Portugal. Following the initiation of insolvency proceedings, and the subsequent appointment of an insolvency administrator, Parent lost control not only of Fusion Fuel Portugal but also of its wholly owned subsidiaries. As a result, these entities have also been deconsolidated from the Group’s financial statements effective the same date. Fusion Fuel Portugal together with its’ subsidiaries will hereafter be referred to as the “Legacy Hydrogen Entities” throughout this report.

May 2024 Note issuance and subsequent default

On November 27, 2023, the Parent entered into an agreement for financing of up to $20 million of senior convertible notes with Belike Nominees Pty Ltd., a Macquarie Group entity (“Macquarie Group”). This facility has a two-year term and amounts are to be drawn down in tranches.

On May 7, 2024, the Company consummated the initial tranche in the amount of $1,150,000 and issued to the Investors, a Convertible Note in such amount. The holders of the Placement Note are entitled at any time and from time to time to convert all or any portion of the outstanding and unpaid principal, interest and late fees if any into validly issued, fully paid and non-assessable Class A Ordinary Shares of the Company (“Placement Note Shares”) in accordance with a predefined conversion rate. The estimated number of convertible shares of 1,120,329 was determined based on the share price as of May 1, 2024.

In addition, the Parent also agreed to issue to the Investors, for no additional consideration, private warrants (the “Placement Warrants”) to purchase 208,582 Company’s Class A ordinary shares, $0.0001 par value per share (“Class A Ordinary Shares”). This amount is included in the number of Placement Note Shares above.

During the year ended December 31, 2024, Placement Note Shares of an amount of 1,732,430 were issued by the company to the Macquarie Group for total proceeds of $1.01 (€0.92) million.

The Placement Note provides for certain customary events of default (each, an “Event of Default”), including, among other things, the bankruptcy, insolvency, reorganization or liquidation proceedings or other proceedings for the relief of debtors that are instituted by or against the Company or any subsidiary of the Company (a “Bankruptcy Event of Default”).

As a result of Fusion Fuel Portugal’s insolvency filing on November 11, 2024, a Bankruptcy Event of Default was considered to be triggered, requiring immediate repayment at 125% of the outstanding amount, with an 18% annual default interest rate. As of that date, the outstanding balance was approximately $0.14 million. After the reporting period, the Macquarie Group elected to convert a further portion of the outstanding balance.

As of April 30, 2025, the holder had converted the outstanding balance of $185,956 in principal and accrued interest into 834,690 Class A Ordinary Shares, closing out their position in full.

Acquisition of Quality Industrial Corp.

On November 26, 2024, Parent completed the acquisition of a 69.36% stake in Quality Industrial Corp., a Nevada corporation (“Quality” or "QIND"), pursuant to a Stock Purchase Agreement dated November 18, 2024. The transaction involved issuing 3,818,969 Class A Ordinary Shares (representing 19.99% of the Company’s issued shares), and 4,171,327 Series A Convertible Preferred Shares, (the “Convertible Shares”) which will convert into 41,713,270 Class A shares upon shareholder and Nasdaq approval. At such point, the Convertible Shares will convert and Quality will become a wholly owned subsidiary of Parent. As at the reporting date, the Convertible Shares had not yet been converted and the remaining 30.63% of Quality is still owned by the original shareholders.

QIND is focused on acquisitions in the industrial, oil & gas, and utility sectors and seeks to pursue and execute acquisitions which accelerate their growth strategy. The entity has 6 employees. It has a clear acquisition strategy in place, targeting acquisitions to drive long-term value creation for shareholders. On March 27, 2024, QIND entered into a definitive Stock Purchase Agreement with the shareholders of Al Shola Al Modea Gas Distribution LLC (“ASG” or “Al Shola Gas”) to acquire a 51% interest in ASG. The Closing of the transaction took place upon the execution of the definitive Stock Purchase Agreement. Al Shola Gas is an engineering and distribution company in the LPG industry in the United Arab Emirates and was established in 1980 with around 120 employees. The company is one of the region’s leading suppliers and contractors of LPG centralized pipeline systems and is approved by The General Directorate of Civil Defence, Government of Dubai, as a Central Gas Contractor and LPG Supplier. Al Shola Gas is ISO 9001 certified and offers a wide range of services including Consultation, Design, Supply, Installation, Maintenance, Distribution and Commissioning of Central Gas Systems. ASG provides a wide range of bespoke solutions across all LPG related requirements.